Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Possible Redemption - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Schedule of Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds		$ 25,000	$ 57,500,000
Less:
Proceeds allocated to public warrants			(1,003,390)
Proceeds allocated to public rights			(1,293,815)
Allocation of offering costs related to redeemable shares			(3,623,315)
Plus
Accretion of carrying value to redemption value	$ 2,553,357		7,418,245
Class A ordinary shares subject to possible redemption as of March 31, 2024	61,551,082	$ 58,997,725	58,997,725
Class A ordinary shares subject to possible redemption as of December 31, 2023	$ 58,997,725		$ 58,997,725